Consolidated Statements of Cash Flows (unaudited) - as of June 30, 2011 (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net loss	$ (478,199)	$ (1,130,491)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(17,323)	(42,223)
Depreciation and amortization	79,890	114,860
Loss on disposal of assets		21,779
Stock issued in lieu of cash compensation		40,000
Stock issued for services	131,250
In-kind contribution of services		297,846
Interest accrued on loans payable	42,129	38,625
Changes in operating assets and liabilities:
Accounts receivable, net	(179,434)	2,168
Inventory	14,496	(21,269)
Prepaid expenses		5,000
Supplier advances		1,657
Escrow deposits	7,787
Bank overdraft	16,003	5,892
Accounts payable and accrued expenses	45,377	26,711
Accrued payroll and related liabilities	150,494	77,777
Net cash used in operating activities	(187,530)	(561,668)
Cash flows from investing activities:
Capital expenditures		(5,791)
Cash received in reverse merger		6
Proceeds received for reimbursement of escrow deposits		220,000
Payments of escrow deposits		(145,000)
Net cash from investing activities		69,215
Cash flows from financing activities:
Proceeds from issuance of common stock	103,000	123,000
Proceeds from loans payable		321,425
Proceeds from loans payable - related party	130,419	158,785
Repayments of loans payable - related party	(46,575)	(109,410)
Net cash from financing activities	186,844	493,800
Net increase (decrease) in cash	(686)	1,347
Cash at beginning of period	1,278	766
Cash at end of period	592	2,113
Supplemental disclosure of cash flow information:
Cash paid for interest	2,254	6,752
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of 7,000,000 shares of common stock in conversion of loans payable	100,000
Issuance of 4,055,556 and 6,000,000 shares of common stock in conversion of loans payable - related party, resepctively	37,500	60,000
Issuance of 357,143 shares of common stock in conversion of accounts payable	2,500
Issuance of 32,857,143 shares of common stock in conversion of accrued salaries to related party	230,000
Reduction of 95,848,349 shares of common stock in stock exchange		(1,387,429)
Recognition of noncontrolling interest at date of stock exchange		$ (171,656)